CONCENTRATIONS (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Internet Games [Member] | Sales [Member] | Internet Game A [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	50.00%	51.00%	40.00%
China Mobile [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	27.00%	30.00%	36.00%
China Mobile [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	58.00%	63.00%
China Mobile [Member] | Mobile Games [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	10.00%	6.00%	8.00%
China Mobile [Member] | WVAS [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	17.00%	24.00%	28.00%
China Unicom [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	4.00%	5.00%	7.00%
China Unicom [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	7.00%	9.00%
China Unicom [Member] | Mobile Games [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage
China Unicom [Member] | WVAS [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	4.00%	5.00%	7.00%
China Telecom [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	5.00%	6.00%	6.00%
China Telecom [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	9.00%	9.00%
China Telecom [Member] | Mobile Games [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage
China Telecom [Member] | WVAS [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	5.00%	6.00%	6.00%